Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss is comprised of the following at 31 March 2024:

(Millions of US dollars)	Cash Flow Hedges	Pension Actuarial (Loss) Gain	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2023	$0.2	$1.8	$(55.3)	$(53.3)
Other comprehensive loss	—	(0.5)	(14.5)	(15.0)
Balance at 31 March 2024	$0.2	$1.3	$(69.8)	$(68.3)